Scudder Variable Series II

o  Scudder International Select Equity Portfolio


Prospectus

May 1, 2004


Class B Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents



   How the Portfolio Works

     3  Scudder International Select Equity Portfolio

     8  Other Policies and Risks

     8  Investment Advisor

     8  Portfolio Subadvisor


   Your Investment in the Portfolio

     9  Buying and Selling Shares

    11  How the Portfolio Calculates Share Price

    11  Distributions

    11  Taxes


How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Scudder International Select Equity Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks capital appreciation. Under normal circumstances, the portfolio invests at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities and other securities with equity characteristics.

The portfolio primarily invests in the countries that make up the MSCI EAFE(R) Index. The MSCI EAFE(R) Index tracks stocks in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. At least 50% of the portfolio's assets will be invested in securities that are represented in the MSCI EAFE(R) Index. However, the portfolio may invest up to 50% of its total assets in non-Index securities of companies located in the countries that make up the Index.

The MSCI EAFE(R) Index has a median market capitalization of approximately $2.6 billion. Under normal market conditions, the portfolio invests in securities of issuers with a minimum market capitalization of $500 million.

The portfolio managers seek to identify a focused list of approximately 30 to 40 companies that offer, in their opinion, the greatest upside potential on a rolling 12-month view. The portfolio managers use an entirely bottom-up approach, with no active allocation among countries, regions or industries.

The portfolio managers' process begins with a broad universe of equity securities of issuers located in the countries that make up the MSCI EAFE(R) Index. The universe includes all securities in the Index and a large number of securities not included in the Index but whose issuers are located in the countries that make up the Index.

Teams of analysts worldwide screen the companies in the universe to identify those with high and sustainable return on capital and long-term prospects for growth. The portfolio managers focus on companies with real cash flow on investment rather than published earnings. The research teams rely on information gleaned from a variety of sources and perspectives, including broad trends such as lifestyle and technological changes, industry cycles and regulatory changes, quantitative screening and individual company analysis.

Based on this fundamental research, the portfolio managers set a target price objective (the portfolio managers' opinion of the intrinsic value of the security) for each security and rank the securities based on these target price objectives. The portfolio managers apply a strict buy and sell strategy. The top 30 to 40 stocks in the ranking are purchased for the portfolio. Stocks are sold when they meet their target price objectives or when the portfolio managers revise price objectives downward. In implementing this strategy, the portfolio may experience a high portfolio turnover rate.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

Other Investments

The portfolio may also invest up to 20% of its assets in cash equivalents, US investment grade fixed income securities and US stocks and other equities. Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). In particular, the portfolio may use futures, currency options and forward currency transactions. The portfolio managers may use these and other types of derivatives in circumstances where the portfolio managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. Although individual stocks can outperform their local markets, deteriorating market conditions might cause an overall weakness in the stock prices of the entire market, including stocks held by the portfolio.

Security Selection Risk. A risk that pervades all investing is the risk that the securities held by the portfolio will decline in value.

Foreign Investment Risk. Foreign markets often exhibit more volatility than those in the US. Investing in foreign securities involves greater risk than investing in US securities for various reasons, including:

o Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits. While these political risks have not occurred recently in the major countries in which the portfolio invests, they may in the future.

o Information Risk. Financial reporting standards for companies based in foreign markets are often less stringent than those applicable to US companies and may present an incomplete or misleading picture of a foreign company.

o Liquidity Risk. Securities that trade infrequently or in low volumes can be more difficult or more costly to buy, or to sell, than more liquid or active securities. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the entire local market. On the whole, foreign markets are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell a security in an orderly fashion at a price that approaches the portfolio managers' estimate of its value.

o Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o Currency Risk. The portfolio invests in foreign securities denominated in foreign currencies. To the extent that the portfolio is exposed to non-dollar currencies, if these currencies decline in value relative to the dollar, it may reduce gains or increase losses.

Emerging Markets Risk. All of the risks of investing in foreign securities, as discussed above, are increased in connection with investments in emerging markets securities. Emerging markets tend to be more volatile than their US counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. Foreign accounting and reporting standards differ from those in the US and could convey less complete information when compared to information typically provided by US companies. On the whole, foreign exchanges are smaller and less liquid than the US market. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of shares. In addition, changing currency rates could add to the portfolio's investment losses or reduce its investment gains.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Another factor that could affect performance is:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

This portfolio may appeal to investors who are seeking high capital appreciation and are willing to accept the risks of investing in the stocks of foreign companies.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

Prior to May 1, 2002, the portfolio was named Scudder International Research Portfolio and operated with a different goal and investment strategy. Prior to May 1, 2001, the portfolio was named Kemper International Portfolio and operated with a different goal and investment strategy than the portfolio or Scudder International Research Portfolio. Performance would have been different if the portfolio's current policies had been in effect.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

-------------------------------------------------------------------------------------------------------------------
    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003

   -3.83       12.55      16.20       9.19        9.74      45.35      -20.68      -24.62     -13.82      29.42
-------------------------------------------------------------------------------------------------------------------


For the periods included in the bar chart:

Best Quarter: 30.95%, Q4 1999                   Worst Quarter: -17.38%, Q3 1998

2004 Total Return as of March 31: 3.75%

Average Annual Total Returns (%) as of 12/31/2003

                        1 Year             5 Years                     10 Years
--------------------------------------------------------------------------------
Portfolio -- Class B    29.42              -0.62                        3.86

Index 1                 40.71               1.15                        4.44

Index 2                 38.59              -0.05                        4.47
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Index 1: The MSCI EAFE + EMF Index (Morgan Stanley Capital International Europe, Australasia, Far East and Emerging Markets Free Index) is an unmanaged index generally accepted as a benchmark for performance of major overseas markets, plus emerging markets.

Index 2: The MSCI EAFE Index (Morgan Stanley Capital International Europe, Australasia, Far East Index) is a generally accepted benchmark for performance of major overseas markets.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                        Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
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Management Fee                                                     0.75%
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Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.33
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                    1.33
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* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                 1 Year        3 Years        5 Years        10 Years
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Class B shares           $135           $421           $729          $1,601
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The Portfolio Managers

Deutsche Asset Management Investment Services Ltd., an affiliate of the advisor, is the subadvisor to the portfolio. The following people handle the day-to-day management of the portfolio:


Alex Tedder                               Matthias Knerr                          Sangita Uberoi
Managing Director of Deutsche Asset       CFA, Director, Deutsche Asset           CFA, Director, Deutsche Asset
Management and Lead Manager to            Management and Manager of the           Management and Manager of the
the portfolio.                            portfolio.                              Portfolio.
o   Joined Deutsche Asset Management      o   Joined Deutsche Asset Management    o   Joined Deutsche Asset Management
    in 1994 and the portfolio in 2002.        in 1995 and the portfolio in            in 1994 and the portfolio in
o   Head of International Select              2004.                                   2004.
    Equity strategy; portfolio manager    o   Head of the Capital Goods Global    o   Head of the Global Equity
    and analyst for Core EAFE                 Sector Team: London.                    Research Team for Consumer
    strategy: London.                     o   Portfolio manager for EAFE              Goods, Retail and Leisure
o   Previously managed European               Equities and Global Equities.           Sector: London.
    equities and responsible                                                      o   Portfolio manager for EAFE
    for insurance sector with 4 years                                                 Equities.
    of experience at Schroder                                                     o   Previous experience includes two
    Investment Management.                                                            years in equity research
o   MA, Freiburg University.                                                          and investments at Lehman
                                                                                      Brothers & Smith Barney.
Clare Gray
CFA, Director of Deutsche Asset
Management and Manager of the
portfolio.
o   Joined Deutsche Asset Management in
    1993 and the portfolio in 2002.
o   Portfolio manager with primary
    focus on European markets and
    senior analyst covering global
    telecommunications: London.
o   Previous experience includes three
    years of experience in international
    investments and corporate finance
    with Citicorp Securities.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

Prior to May 1, 2002, the portfolio was named Scudder International Research Portfolio and operated with a different goal and investment strategy. Prior to May 1, 2001, the portfolio was named Kemper International Portfolio and operated with a different goal and investment strategy than the portfolio or Scudder International Research Portfolio. Performance would have been different if the portfolio's current policies had been in effect.

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder International Select Equity Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,                                     2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 7.94    $ 8.98
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                               .06       .02
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                2.24    (1.06)
--------------------------------------------------------------------------------
  Total from investment operations                            2.30    (1.04)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                       (.09)       --
--------------------------------------------------------------------------------
  Net realized gains on investment transactions                 --        --
--------------------------------------------------------------------------------
  Total distributions                                        (.09)        --
--------------------------------------------------------------------------------
Net asset value, end of period                              $10.15    $ 7.94
--------------------------------------------------------------------------------
Total Return (%)                                             29.42    (11.58)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                          18       .4
--------------------------------------------------------------------------------
Ratio of expenses (%)                                         1.33     1.11*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                      .78      .54*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                    139      190
--------------------------------------------------------------------------------


^a For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.

^b   Based on average shares outstanding during the period.

*    Annualized

**   Not annualized

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there is another issue to know about:

o The portfolio may trade securities actively. This strategy could raise transaction costs and lower performance.

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and its characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, or its subadvisors make the portfolio's investment decisions, buy and sell securities for the portfolio and conduct research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor or the subadvisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. Below is the actual rate paid by the portfolio for the 12 months through the most recent fiscal year end, as a percentage of the portfolio's average daily net assets:

Portfolio Name                                       Fee Paid
--------------------------------------------------------------------------------
Scudder International Select Equity Portfolio         0.75%
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Portfolio Subadvisor

Subadvisor for Scudder International Select Equity Portfolio

Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), One Appold Street, London, England, an affiliate of the advisor, is the subadvisor for Scudder International Select Equity Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeIM pays a fee to DeAMIS for acting as subadvisor to each portfolio.

Your Investment in the Portfolio

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.

Policies about transactions

The information in this prospectus applies to Class B shares of the portfolio. Class B shares are offered at net asset value and are subject to a 12b-1 fee. The portfolio has another class of shares which is offered separately.

Technically, the shareholders of Scudder Variable Series II (which includes the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies effectively pass through the ownership of portfolio shares to their contract owners and some may pass through voting rights as well. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the portfolio, while similar to those of a Retail Fund, may not be identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of contract owners in the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. What this means to you: When an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced the advisor's recommendation of the portfolio.

Buying and Selling Shares

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed with the insurance company. The insurance company offers contract owners units in its separate accounts which directly correspond to shares in the portfolio. Each insurance company submits purchase and redemption orders to the portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.

Important information about buying and selling shares

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company, one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if the portfolio is unable to verify provided information, or for other reasons; if the portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and the insurance company may incur tax liability.

o Market timing -- the frequent trading of portfolio shares designed to take advantage of short-term market movements -- can harm the portfolio and its shareholders. The portfolio and its agents may reject or limit purchase orders when there appears to be a pattern of market timing or other frequent purchases and sales. Because the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, the portfolio generally has little or no access to the records of individual contract holders. The portfolio is dependent on the ability of these separate accounts to limit market timing and excessive trading of portfolio shares. The portfolio is working with separate accounts to assess and improve controls against inappropriate trading. There can be no assurance that market timing in the portfolio's shares will not occur.

o A contract owner's purchase order may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio's shareholders.

o Currently, the Board of Trustees of Scudder Variable Series II does not foresee any disadvantages to contract owners arising from the fact that the interests of contract owners may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How to receive account information

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company has different provisions about how and when their contract owners may buy and sell portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in the portfolio.

How the Portfolio Calculates Share Price

To calculate net asset value per share or NAV, the portfolio uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------        =  NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares for the portfolio is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security sale.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price their shares.

Distributions

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.

Taxes

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the portfolio in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the portfolio's distributor.

Scudder Variable Series II has adopted a 12b-1 plan for all Class B shares. Under the plan, Scudder Variable Series II may make quarterly payments to the distributor for distribution and shareholder servicing related expenses incurred or paid by the distributor or a participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares during that quarterly period. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

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To Get More Information

Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 778-1482, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102

(800) 778-1482                               (202) 942-8090

                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series II                   811-5002
--------------------------------------------------------------------------------



(05/01/04) 2b-ISE

Scudder Variable Series II


o  Scudder Technology Growth Portfolio


Prospectus

May 1, 2004


Class B Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents



   How the Portfolio Works

     3  Scudder Technology Growth Portfolio

     8  Other Policies and Risks

     8  Investment Advisor

   Your Investment in the Portfolio

     9  Buying and Selling Shares

    11  How the Portfolio Calculates Share Price

    11  Distributions

    11  Taxes


How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Scudder Technology Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of US companies in the technology sector. For purposes of the portfolio's 80% investment policy, companies in the technology sector must commit at least half of their assets to the technology sector or derive at least half of their revenues or net income from that sector. Examples of industries within the technology sector are semi-conductors, software, telecom equipment and computer/hardware. The portfolio may invest in companies of any size.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, innovative products and services, sound financial strength and effective management, among other factors.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Top-down analysis. The managers consider the economic outlooks for various industries within the technology sector while looking for those that may benefit from changes in the overall business environment.

In addition, the managers use the support of a quantitative analytic group and its tools to attempt to actively manage the forecasted volatility risk of the portfolio as a whole as compared to funds with a similar investment objective, as well as appropriate benchmarks and peer groups. The managers may favor securities from different industries and companies within the technology sector at different times.

The managers will normally sell a stock when the managers believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given technology industry.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

Other Investments

While the portfolio invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). In particular, the portfolio may use futures and options, including sales of covered put and call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stock markets perform -- in this case, the technology sector of the US stock market. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

Non-Diversification Risk. The portfolio is classified as "non-diversified." This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the portfolio invested in a larger number of issuers.

Concentration Risk. The portfolio concentrates its investments in the group of industries constituting the technology sector. As a result, factors affecting this sector, such as market price movements, market saturation and rapid product obsolescence will have a significant impact on the portfolio's performance. Additionally, many technology companies are smaller companies that may have limited business lines and financial resources, making them highly vulnerable to business and economic risks.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters;

o  growth stocks may be out of favor for certain periods; and

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

This portfolio is designed for investors who who can accept above-average risks and are interested in exposure to a sector that offers attractive long-term growth potential.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index and another relevant index (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------
             2000        2001       2002       2003

            -21.77      -32.56     -35.72      46.42
--------------------------------------------------------


For the periods included in the bar chart:

Best Quarter: 28.49%, Q4 2001                   Worst Quarter: -33.68%, Q3 2001

2004 Total Return as of March 31: -1.25%

Average Annual Total Returns (%) as of 12/31/2003

                                      1 Year               Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class B                   46.42                      -2.71
Index 1                                29.75                      -6.73
Index 2                                54.18                      -8.18
--------------------------------------------------------------------------------

Index 1: The Russell 1000 Growth Index is an unmanaged index composed of common stocks of larger US companies with higher price-to-book ratios and higher forecasted growth values.

Index 2: The Goldman Sachs Technology Index is a modified capitalization-weighted index composed of companies involved in the technology industry.

*    Since 5/1/99. Index comparisons begin 4/30/99.

In the bar chart and table, total return for 1999 would have been lower if operating expenses hadn't been reduced.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.25
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  1.25
--------------------------------------------------------------------------------

* Restated to reflect an estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping.

** Pursuant to their respective agreements with Scudder Variable Series II, the advisor, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Technology Growth Portfolio to 1.35%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example           1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------
Class B shares     $127           $397           $686          $1,511
--------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


Ian Link                                  Anne Meisner
CFA, Managing Director of Deutsche        Managing Director of Deutsche Asset
Asset Management and Lead Manager of      Management and Portfolio
the portfolio.                            Manager of the portfolio.
o   Joined Deutsche Asset Management      o  Joined Deutsche Asset Management
    and the portfolio in 2004.                in 2001, after 9 years
o   Head of Technology Global Sector          of experience at Goldman Sachs
    Team.                                     as vice president, both in the
o   Prior to joining Deutsche Asset           fixed income technology
    Management, had 14 years of               division, as well as in equity
    experience as senior vice                 research as the lead
    president, fund manager, head of          Infrastructure Software analyst,
    communications and technology             previously serving as member of
    teams and equity analyst                  technical staff at
    for Franklin Templeton Investments.       Bell Communications Research
o   MBA, University of California,            (formerly Bell Labs).
    Berkeley.                             o   Analyst for global equity,
                                              Hardware and Software
                                              sector: New York.
                                          o   Joined the portfolio in 2003.
                                          o   MBA, Columbia University
                                              Business School.
                                          o   MS, Computer Science, Michigan
                                              State University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Technology Growth Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,                                    2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 6.01    $ 6.32
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                             (.07)     (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                2.86     (.29)
--------------------------------------------------------------------------------
  Total from investment operations                            2.79     (.31)
--------------------------------------------------------------------------------
Net asset value, end of period                              $ 8.80    $ 6.01
--------------------------------------------------------------------------------
Total Return (%)                                             46.42    (4.75)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                          11       .3
--------------------------------------------------------------------------------
Ratio of expenses (%)                                         1.25     1.06*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                     (.89)    (.79)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                     66        64
--------------------------------------------------------------------------------

^a For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.

^b   Based on average shares outstanding during the period.

*    Annualized

**   Not annualized

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there is another issue to know about:

o The portfolio may trade securities actively. This strategy could raise transaction costs and lower performance.

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and its characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. Below is the actual rate paid by the portfolio for the 12 months through the most recent fiscal year end, as a percentage of the portfolio's average daily net assets:

Portfolio Name                                      Fee Paid
--------------------------------------------------------------------------------
Scudder Technology Growth Portfolio                   0.75%
--------------------------------------------------------------------------------

Your Investment in the Portfolio

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.

Policies about transactions

The information in this prospectus applies to Class B shares of the portfolio. Class B shares are offered at net asset value and are subject to a 12b-1 fee. The portfolio has another class of shares which is offered separately.

Technically, the shareholders of Scudder Variable Series II (which includes the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies effectively pass through the ownership of portfolio shares to their contract owners and some may pass through voting rights as well. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the portfolio, while similar to those of a Retail Fund, may not be identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of contract owners in the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. What this means to you: When an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced the advisor's recommendation of the portfolio.

Buying and Selling Shares

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed with the insurance company. The insurance company offers contract owners units in its separate accounts which directly correspond to shares in the portfolio. Each insurance company submits purchase and redemption orders to the portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.

Important information about buying and selling shares

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company, one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if the portfolio is unable to verify provided information, or for other reasons; if the portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and the insurance company may incur tax liability.

o Market timing -- the frequent trading of portfolio shares designed to take advantage of short-term market movements -- can harm the portfolio and its shareholders. The portfolio and its agents may reject or limit purchase orders when there appears to be a pattern of market timing or other frequent purchases and sales. Because the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, the portfolio generally has little or no access to the records of individual contract holders. The portfolio is dependent on the ability of these separate accounts to limit market timing and excessive trading of portfolio shares. The portfolio is working with separate accounts to assess and improve controls against inappropriate trading. There can be no assurance that market timing in the portfolio's shares will not occur.

o A contract owner's purchase order may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio's shareholders.

o Currently, the Board of Trustees of Scudder Variable Series II does not foresee any disadvantages to contract owners arising from the fact that the interests of contract owners may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How to receive account information

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company has different provisions about how and when their contract owners may buy and sell portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in the portfolio.

How the Portfolio Calculates Share Price

To calculate net asset value per share or NAV, the portfolio uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------     =  NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares for the portfolio is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security sale.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price their shares.

Distributions

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.

Taxes

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the portfolio in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the portfolio's distributor.

Scudder Variable Series II has adopted a 12b-1 plan for all Class B shares. Under the plan, Scudder Variable Series II may make quarterly payments to the distributor for distribution and shareholder servicing related expenses incurred or paid by the distributor or a participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares during that quarterly period. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

                                    This page
                                  intentionally
                                   left blank.

To Get More Information

Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 778-1482, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
(800) 778-1482                               (202) 942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series II                   811-5002
--------------------------------------------------------------------------------



(05/01/04) 2b-TG

Scudder Variable Series II


o  SVS Dreman High Return Equity Portfolio



Prospectus

May 1, 2004


Class B Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents



   How the Portfolio Works

     3  SVS Dreman High Return Equity Portfolio

     8  Other Policies and Risks

     8  Investment Advisor

     8  Portfolio Subadvisor


   Your Investment in the Portfolio

     9  Buying and Selling Shares

    11  How the Portfolio Calculates Share Price

    11  Distributions

    11  Taxes


How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

SVS Dreman High Return Equity Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to achieve a high rate of total return.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equity securities. The portfolio focuses on stocks of large US companies that are similar in size to the companies in the S&P 500 Index (as of December 31, 2003, the S&P 500 Index had a median market capitalization of $9.03 billion) and that the portfolio managers believe are undervalued. The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index. Although the portfolio can invest in stocks of any economic sector, at times it may emphasize the financial services sector or other sectors (in fact, it may invest more than 25% of total assets in a single sector).

The portfolio managers begin by screening for stocks whose price-to-earnings ratios are below the average for the S&P 500 Index. The managers then compare a company's stock price to its book value, cash flow and yield, and analyze individual companies to identify those that are financially sound and appear to have strong potential for long-term growth and income.

The managers assemble the portfolio from among the most attractive stocks, drawing on analysis of economic outlooks for various sectors and industries. The managers may favor securities from different sectors and industries at different times, while still maintaining variety in terms of industries and companies represented.

The portfolio normally will sell a stock when it reaches a target price, its fundamental factors have changed or when other investments offer better opportunities.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

Other Investments

The portfolio may invest up to 20% of net assets in US dollar-denominated American Depositary Receipts and in securities of foreign companies traded principally in securities markets outside the US.

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). In particular, the portfolio may use exchange-traded stock index futures, which offer the portfolio exposure to future stock market movements without direct ownership of stocks. The portfolio may also use derivatives in circumstances where the portfolio believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When large company stock prices fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of small or mid-size companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Value Investing Risk. As with any investment strategy, the "value" strategy used in managing the portfolio's portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the advisor overestimates the value or return potential of one or more common stocks, the portfolio may underperform the general equity market. Value stocks may also be out of favor for certain periods in relation to growth stocks.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters; and

o foreign securities tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

This portfolio may serve investors with long-term goals who are interested in a large-cap value portfolio that may focus on certain sectors of the economy.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

---------------------------------------------------------------
         1999       2000        2001       2002       2003

        -11.38      30.19       1.44      -18.25      31.60
---------------------------------------------------------------


For the periods included in the bar chart:

Best Quarter: 20.65%, Q2 2003                   Worst Quarter: -17.44%, Q3 2002

2004 Total Return as of March 31: 0.49%


Average Annual Total Returns (%) as of 12/31/2003

                             1 Year           5 Years        Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class B         31.60             4.72                 4.64
Index                        28.68            -0.57                 1.46
--------------------------------------------------------------------------------

Index: The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*    Since 5/4/98. Index comparison begins 4/30/98.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.73%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.20
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  1.18
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping.

** Pursuant to their respective agreements with Scudder Variable Series II, the advisor, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of SVS Dreman High Return Equity Portfolio to 1.27%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example             1 Year        3 Years        5 Years        10 Years
----------------------------------------------------------------------------
Class B shares       $120           $375           $649          $1,432
----------------------------------------------------------------------------


The Portfolio Managers

The portfolio's subadvisor is Dreman Value Management L.L.C. The following people handle the day-to-day management of the portfolio:


  David N. Dreman                          F. James Hutchinson
  Chairman and CIO of the subadvisor and   Managing Director of the subadvisor
  Co-Manager of the portfolio.             and Co-Manager of the portfolio.
  o   Began investment career in 1957.     o    Began investment career in 1986.
  o   Joined the portfolio in 1998.        o    Joined the portfolio in 2002.
  o   Founder and Chairman, Dreman Value   o    Prior to joining Dreman Value
      Management L.L.C. since 1977.             Management, L.L.C. in 2000,
                                                associated with The Bank of
                                                New York for over 30 years in
                                                both the corporate finance and
                                                trust/investment management
                                                areas, including President of
                                                The Bank of New York (NJ).

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Dreman High Return Equity Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,                                      2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 8.75   $ 9.57
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                .16      .18
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                 2.53   (1.00)
--------------------------------------------------------------------------------
  Total from investment operations                             2.69    (.82)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                       (.17)       --
--------------------------------------------------------------------------------
Net asset value, end of period                               $11.27   $ 8.75
--------------------------------------------------------------------------------
Total Return (%)                                              31.60   (8.57)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                           66        2
--------------------------------------------------------------------------------
Ratio of expenses (%)                                          1.18    1.05*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                      1.75    4.30*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      18       17
--------------------------------------------------------------------------------


^a For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.

^b   Based on average shares outstanding during the period.

*    Annualized

**   Not annualized

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there is another issue to know about:

o The portfolio may trade securities actively. This strategy could raise transaction costs and lower performance.

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and its characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, or its subadvisors make the portfolio's investment decisions, buy and sell securities for the portfolio and conduct research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor or the subadvisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. Below is the actual rate paid by the portfolio for the 12 months through the most recent fiscal year end, as a percentage of the portfolio's average daily net assets:

Portfolio Name                                       Fee Paid
--------------------------------------------------------------------------------
SVS Dreman High Return Equity Portfolio               0.73%
--------------------------------------------------------------------------------

Portfolio Subadvisor

Subadvisor for SVS Dreman High Return Equity Portfolio

Dreman Value Management L.L.C., 520 East Cooper Avenue, Aspen, Colorado, is the subadvisor to SVS Dreman High Return Equity Portfolio and receives a fee for its services from DeIM. Founded in 1977, Dreman Value Management L.L.C. currently manages over $10.2 billion in assets. DeIM pays a fee to Dreman Value Management L.L.C. for acting as subadvisor to the portfolio.

Your Investment in the Portfolio

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.

Policies about transactions

The information in this prospectus applies to Class B shares of the portfolio. Class B shares are offered at net asset value and are subject to a 12b-1 fee. The portfolio has another class of shares which is offered separately.

Technically, the shareholders of Scudder Variable Series II (which includes the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies effectively pass through the ownership of portfolio shares to their contract owners and some may pass through voting rights as well. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the portfolio, while similar to those of a Retail Fund, may not be identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of contract owners in the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. What this means to you: When an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced the advisor's recommendation of the portfolio.

Buying and Selling Shares

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed with the insurance company. The insurance company offers contract owners units in its separate accounts which directly correspond to shares in the portfolio. Each insurance company submits purchase and redemption orders to the portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.

Important information about buying and selling shares

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company, one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if the portfolio is unable to verify provided information, or for other reasons; if the portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and the insurance company may incur tax liability.

o Market timing -- the frequent trading of portfolio shares designed to take advantage of short-term market movements -- can harm the portfolio and its shareholders. The portfolio and its agents may reject or limit purchase orders when there appears to be a pattern of market timing or other frequent purchases and sales. Because the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, the portfolio generally has little or no access to the records of individual contract holders. The portfolio is dependent on the ability of these separate accounts to limit market timing and excessive trading of portfolio shares. The portfolio is working with separate accounts to assess and improve controls against inappropriate trading. There can be no assurance that market timing in the portfolio's shares will not occur.

o A contract owner's purchase order may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio's shareholders.

o Currently, the Board of Trustees of Scudder Variable Series II does not foresee any disadvantages to contract owners arising from the fact that the interests of contract owners may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How to receive account information

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company has different provisions about how and when their contract owners may buy and sell portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in the portfolio.

How the Portfolio Calculates Share Price

To calculate net asset value per share or NAV, the portfolio uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------       =  NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares for the portfolio is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security sale.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price their shares.

Distributions

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.

Taxes

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the portfolio in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the portfolio's distributor.

Scudder Variable Series II has adopted a 12b-1 plan for all Class B shares. Under the plan, Scudder Variable Series II may make quarterly payments to the distributor for distribution and shareholder servicing related expenses incurred or paid by the distributor or a participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares during that quarterly period. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

                                    This page
                                  intentionally
                                   left blank.

To Get More Information

Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 778-1482, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
(800) 778-1482                               (202) 942-8090

                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series II                   811-5002
--------------------------------------------------------------------------------



(05/01/04) 2b-DHRE

Scudder Variable Series II

o  SVS Dreman Small Cap Value Portfolio


Prospectus

May 1, 2004


Class B Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents



   How the Portfolio Works

     3  SVS Dreman Small Cap Value Portfolio

     8  Other Policies and Risks

     8  Investment Advisor

     8  Portfolio Subadvisor


   Your Investment in the Portfolio

     9  Buying and Selling Shares

    11  How the Portfolio Calculates Share Price

    11  Distributions

    11  Taxes


How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

SVS Dreman Small Cap Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital appreciation.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small US companies, which the portfolio defines as companies that are similar in market value to those in the Russell 2000 Value Index (as of December 31, 2003, the Russell 2000 Value Index had a median market capitalization of $470 million). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

The portfolio managers begin their stock selection process by screening stocks of small companies with below market price-to-earnings (P/E) ratios. The managers then seek companies with a low price compared to the book value, cash flow and yield and analyze individual companies to identify those that are fundamentally sound and appear to have strong potential for earnings and dividend growth over the Index.

From the remaining group, the managers then complete their fundamental analysis and make their buy decisions from a group of the most attractive stocks, drawing on analysis of economic outlooks for various industries. The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The managers will normally sell a stock when it no longer qualifies as a small company, when its P/E rises above that of the Index, its fundamentals change or other investments offer better opportunities.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

Other Investments

While the portfolio invests mainly in US stocks, it could invest up to 20% of net assets in securities of foreign companies in the form of US dollar-denominated American Depositary Receipts.

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). In particular, the portfolio may use futures, currency options and forward currency transactions. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stock markets perform -- in this case the small company portion of the US stock market. When small company stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Value Investing Risk. As with any investment strategy, the "value" strategy used in managing the portfolio's portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the advisor overestimates the value or return potential of one or more common stocks, the portfolio may underperform the general equity market. Value stocks may also be out of favor for certain periods in relation to growth stocks.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Small Company Risk. To the extent that a portfolio invests in small capitalization companies, it will be more susceptible to share price fluctuations, since small company stocks tend to experience steeper fluctuations in price than the stocks of larger companies. A shortage of reliable information, typical with small company investing, can also pose added risk. Industry-wide reversals may have a greater impact on small companies, since they lack a large company's financial resources. In addition, small company stocks are typically less liquid than large company stocks. Particularly when they are performing poorly, a small company's shares may be more difficult to sell. Finally, the valuation of such securities often depends on future expectations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters; and

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

This portfolio may make sense for value-oriented investors who are interested in small-cap market exposure.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

Prior to January 18, 2002, the portfolio was named Scudder Small Cap Value Portfolio, operated with a different investment strategy and a different advisor managed the portfolio. Performance would have been different if the portfolio's current policies and advisory agreement had been in effect.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

------------------------------------------------------------------------------
 1997        1998       1999       2000        2001       2002       2003

 21.43      -11.47      2.54       3.79       17.37      -11.63      41.65
------------------------------------------------------------------------------


For the periods included in the bar chart:

Best Quarter: 21.63%, Q2 2003                   Worst Quarter: -22.52%, Q3 1998

2004 Total Return as of March 31: 8.41%

Average Annual Total Returns (%) as of 12/31/2003

                               1 Year        5 Years         Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class B           41.65          9.35                  7.24
Index                          46.03         12.28                 12.64
--------------------------------------------------------------------------------

Index: The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

*    Since 5/1/96. Index comparison begins 4/30/96.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.19
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  1.19
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping.

** Pursuant to their respective agreements with Scudder Variable Series II, the advisor, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of SVS Dreman Small Cap Value Portfolio to 1.24%.

Based on the costs above, this example helps you compare the expenses Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example              1 Year        3 Years        5 Years        10 Years
-----------------------------------------------------------------------------
Class B shares        $121           $378           $654          $1,443
-----------------------------------------------------------------------------


The Portfolio Managers

The portfolio's subadvisor is Dreman Value Management, L.L.C. The following people handle the day-to-day management of the portfolio:


David N. Dreman                          Nelson Woodward
Chairman and CIO of the subadvisor and   Managing Director of the subadvisor and
Co-Manager of the portfolio.             Co-Manager of the portfolio.
o   Began investment career in 1957.     o    Began investment career in 1957.
o   Joined the portfolio in 2002.        o    Joined the portfolio in 2002.
o   Founder and Chairman, Dreman Value
    Management, L.L.C. since 1977.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Dreman Small Cap Value Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,                                     2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $11.65   $13.86
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                .13      .17
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                 4.56   (2.38)
--------------------------------------------------------------------------------
  Total from investment operations                             4.69   (2.21)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                       (.12)       --
--------------------------------------------------------------------------------
  Net realized gains on investment transactions               (.19)       --
--------------------------------------------------------------------------------
  Total distributions                                         (.31)       --
--------------------------------------------------------------------------------
Net asset value, end of period                               $16.03   $11.65
--------------------------------------------------------------------------------
Total Return (%)                                              41.65   (15.95)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                           32        1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                          1.19     1.06*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                      1.07     3.01*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      71       86
--------------------------------------------------------------------------------

^a For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2003.

^b   Based on average shares outstanding during the period.

*    Annualized

**   Not annualized

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there is another issue to know about:

o The portfolio may trade securities actively. This strategy could raise transaction costs and lower performance.

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and its characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, or its subadvisors make the portfolio's investment decisions, buy and sell securities for the portfolio and conduct research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The portfolio's investment advisor or the subadvisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. Below is the actual rate paid by the portfolio for the 12 months through the most recent fiscal year end, as a percentage of the portfolio's average daily net assets:

Portfolio Name                                       Fee Paid
--------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio                  0.75%
--------------------------------------------------------------------------------

Portfolio Subadvisor

Subadvisor for SVS Dreman Small Cap Value Portfolio

Dreman Value Management L.L.C., 520 East Cooper Avenue, Aspen, Colorado, is the subadvisor to SVS Dreman Small Cap Value Portfolio and receives a fee for its services from DeIM. Founded in 1977, Dreman Value Management L.L.C. currently manages over $10.2 billion in assets. DeIM pays a fee to Dreman Value Management L.L.C. for acting as subadvisor to the portfolio.

Your Investment in the Portfolio

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.

Policies about transactions

The information in this prospectus applies to Class B shares of the portfolio. Class B shares are offered at net asset value and are subject to a 12b-1 fee. The portfolio has another class of shares which is offered separately.

Technically, the shareholders of Scudder Variable Series II (which includes the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies effectively pass through the ownership of portfolio shares to their contract owners and some may pass through voting rights as well. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of the portfolio, while similar to those of a Retail Fund, may not be identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of contract owners in the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. What this means to you: When an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced the advisor's recommendation of the portfolio.

Buying and Selling Shares

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed with the insurance company. The insurance company offers contract owners units in its separate accounts which directly correspond to shares in the portfolio. Each insurance company submits purchase and redemption orders to the portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.

Important information about buying and selling shares

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company, one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if the portfolio is unable to verify provided information, or for other reasons; if the portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and the insurance company may incur tax liability.

o Market timing -- the frequent trading of portfolio shares designed to take advantage of short-term market movements -- can harm the portfolio and its shareholders. The portfolio and its agents may reject or limit purchase orders when there appears to be a pattern of market timing or other frequent purchases and sales. Because the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, the portfolio generally has little or no access to the records of individual contract holders. The portfolio is dependent on the ability of these separate accounts to limit market timing and excessive trading of portfolio shares. The portfolio is working with separate accounts to assess and improve controls against inappropriate trading. There can be no assurance that market timing in the portfolio's shares will not occur.

o A contract owner's purchase order may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio's shareholders.

o Currently, the Board of Trustees of Scudder Variable Series II does not foresee any disadvantages to contract owners arising from the fact that the interests of contract owners may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How to receive account information

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company has different provisions about how and when their contract owners may buy and sell portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in the portfolio.

How the Portfolio Calculates Share Price

To calculate net asset value per share or NAV, the portfolio uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ----------------------------------        =  NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares for the portfolio is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security sale.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price their shares.

Distributions

The portfolio intends to declare and distribute dividends from its net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.

Taxes

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the portfolio in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the portfolio's distributor.

Scudder Variable Series II has adopted a 12b-1 plan for all Class B shares. Under the plan, Scudder Variable Series II may make quarterly payments to the distributor for distribution and shareholder servicing related expenses incurred or paid by the distributor or a participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares during that quarterly period. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

                                    This page
                                  intentionally
                                   left blank.

To Get More Information

Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 778-1482, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.


Scudder Distributors, Inc.                   SEC
222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
(800) 778-1482                               (202) 942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series II                   811-5002
--------------------------------------------------------------------------------



(05/01/04) 2b-DSCV

Scudder Variable Series II

o  Scudder Fixed Income Portfolio

o  Scudder Government & Agency Securities
   Portfolio
   (formerly, Scudder Government
   Securities Portfolio)

o  Scudder Growth Portfolio

o  Scudder High Income Portfolio

o  Scudder Money Market Portfolio

o  Scudder Small Cap Growth Portfolio

o  Scudder Technology Growth Portfolio

o  Scudder Total Return Portfolio

o  SVS Dreman Small Cap Value Portfolio


Prospectus

May 1, 2004


Class B Shares




This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.




The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Table of Contents


How the Portfolios Work                      Your Investment in the Portfolios

  3  Scudder Fixed Income Portfolio          52  Buying and Selling Shares

  9  Scudder Government & Agency             54  How the Portfolios Calculate Share Price
     Securities Portfolio
     (formerly, Scudder Government           54  Distributions
     Securities Portfolio)
                                             55  Taxes
 14  Scudder Growth Portfolio

 19  Scudder High Income Portfolio

 24  Scudder Money Market Portfolio

 29  Scudder Small Cap Growth Portfolio

 34  Scudder Technology Growth Portfolio

 39  Scudder Total Return Portfolio

 45  SVS Dreman Small Cap Value Portfolio

 50  Other Policies and Risks

 50  Investment Advisor

 51  Portfolio Subadvisor


How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in a portfolio is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, so be aware that you could lose money.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Scudder Fixed Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks high current income. The portfolio invests for current income, not capital appreciation. Under normal circumstances, the portfolio invests at least 80% of its assets, determined at the time of purchase, in fixed income securities. Fixed income securities include those of the US Treasury, as well as US government agencies and instrumentalities, corporate, mortgage-backed and asset-backed securities, taxable municipal and tax-exempt municipal bonds and liquid Rule 144A securities.

The portfolio invests primarily in investment-grade fixed income securities rated within the top three credit rating categories. The portfolio may invest up to 20% of its total assets in investment-grade fixed income securities rated within the fourth highest credit rating category. The portfolio may invest up to 25% of its total assets in US dollar-denominated securities of foreign issuers and governments. The portfolio may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event the portfolio managers determine that securities meeting the portfolio's investment objective are not readily available for purchase. The portfolio's investments in foreign issuers are limited to US dollar-denominated securities to avoid currency risk.

The portfolio managers utilize a core US fixed-income strategy that seeks to add incremental returns to the Lehman Brothers Aggregate Bond Index. In managing the portfolio, the managers generally use a "bottom-up" approach. The managers focus on the securities and sectors they believe are undervalued relative to the market, rather than relying on interest rate forecasts. The managers seek to identify pricing inefficiencies of individual securities in the fixed-income market. Normally, the average duration of the portfolio will be kept within 0.25 years of the duration of the Lehman Brothers Aggregate Bond Index.

Company research lies at the heart of the portfolio's investment process. In selecting individual securities for investment, the portfolio managers:

o assign a relative value, based on creditworthiness, cash flow and price, to each bond;

o determine the intrinsic value of each issue by examining credit, structure, option value and liquidity risks. The managers look to exploit any inefficiencies between intrinsic value and market trading price;

o use credit analysis to determine the issuer's ability to pay interest and repay principals on its bonds; and

o subordinate sector weightings to individual bonds that may add above-market value.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

Portfolio Maturity. The portfolio managers intend to maintain a dollar weighted effective average portfolio maturity of five to ten years. Subject to its portfolio maturity policy, the portfolio may purchase individual securities with any stated maturity. The dollar weighted average portfolio maturity may be shorter than the stated maturity due to several factors, including but not limited to prepayment patterns, call dates and put features. In implementing this strategy, the portfolio may experience a high portfolio turnover rate.

Other Investments

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of such a security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. A portfolio purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of bonds rated below the top three rating categories may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. In some cases, bonds may decline in credit quality or go into default.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investment Risk. To the extent that the portfolio holds the securities of companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the portfolio's investments or prevent the portfolio from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than the US markets. Finally, the currency of the country in which the portfolio has invested could decline relative to the value of the US dollar, which would decrease the value of the investment to US investors.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Another factor that could affect performance is:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

This portfolio is designed for individuals who are seeking to earn higher current income than an investment in money market funds may provide.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

------------------------------------------------------------------------------
 1997        1998       1999        2000        2001       2002       2003

 8.76        7.67      -2.30        9.63        5.45       7.77       4.76
------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter:  4.03%, Q3 2002                   Worst Quarter:  -1.29%, Q2 1999

2004 Total Return as of March 31: 2.72%


Average Annual Total Returns (%) as of 12/31/2003

                               1 Year        5 Years          Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class B            4.76          4.98                   5.82
Index                           4.10          6.62                   7.51
--------------------------------------------------------------------------------

Index: The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate issues and mortgage securities.

*    Since 5/1/96. Index comparison begins 4/30/96.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.60%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.20
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  1.05
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping.

** Pursuant to their respective agreements with Scudder Variable Series II, the advisor, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Fixed Income Portfolio to 1.20%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                  1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares            $107           $334           $579          $1,283
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

he Portfolio Managers

The following people handle the day-to-day management of the portfolio:


  Gary W. Bartlett                         William T. Lissenden                    Thomas J. Flaherty
  CFA, Managing Director of Deutsche       Director of Deutsche Asset              Managing Director of Deutsche Asset
  Asset Management and Co-Lead Manager     Management and Portfolio Manager of     Management and Co-Lead Manager of
  of the portfolio.                        the portfolio.                          the portfolio.
  o   Joined Deutsche Asset Management     o    Joined Deutsche Asset Management   o    Joined Deutsche Asset Management
      in 1992 and the portfolio in 2002.        in 2002 and the portfolio in            in 1995 and the portfolio in
  o   Began investment career in 1982.          2003.                                   2002.
  o   MBA, Drexel University.              o    Prior to that, fixed income        o    Began investment career in 1984.
                                                strategist and director of
  J. Christopher Gagnier                        research at Conseco Capital        Timothy C. Vile
  Managing Director of Deutsche Asset           Management, director of fixed      CFA, Managing Director of Deutsche
  Management and Co-Lead Manager of             income research and product        Asset Management and Co-Lead Manager
  the portfolio.                                management at Prudential           to the portfolio.
  o   Joined Deutsche Asset Management          Securities, national sales         o    Joined Deutsche Asset Management
      in 1997 and the Co-Lead in 2002.          manager for fixed income                in 1991.
  o   Prior to that, portfolio manager,         securities at Prudential           o    Prior to that, portfolio manager
      Paine Webber, from 1984 to 1997.          Securities and institutional            for fixed income portfolios at
  o   Began investment career in 1979.          sales professional at several           Equitable Capital Management.
  o   MBA, University of Chicago.               firms including Prudential,        o    Portfolio manager for Core Fixed
                                                Goldman Sachs and Merrill Lynch.        Income and Global Aggregate
  Warren S. Davis                          o    MBA, Baruch College.                    Fixed Income.
  Managing Director of Deutsche Asset                                              o    Joined the portfolio in 2004.
  Management and Co-Lead Manager of the    Bruce A. Rodio
  portfolio.                               Director of Deutsche Asset
  o   Joined Deutsche Asset Management     Management and Portfolio Manager of
      in 1995 and the portfolio in 2002.   the portfolio.
  o   Began investment career in 1985.     o    Joined Deutsche Asset Management
  o   MBA, Drexel University.                   in 2004 after 15 years of fixed
                                                income experience as portfolio
  Daniel R. Taylor                              specialist at Morgan Stanley
  CFA, Managing Director of Deutsche            Investment Management,
  Asset Management and Co-Lead Manager          institutional sales at Credit
  of the portfolio.                             Suisse First Boston and Morgan
  o   Joined Deutsche Asset Management          Stanley, and regional vice
      in 1998 and the portfolio in 2002.        president at Van Kampen
  o   Prior to that, fixed income               Investments.
      portfolio manager, asset-backed      o    Portfolio/product manager for
      securities analyst and senior             Core Plus Fixed Income:
      credit analyst, CoreStates                Philadelphia.
      Investment Advisors, from 1992 to    o    MBA, University of Pennsylvania
      1998.                                     Wharton School.
                                           o    Joined the portfolio in 2004.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Fixed Income Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,                                      2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $11.96   $11.36
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income^b                                       .40      .27
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                  .15      .33
--------------------------------------------------------------------------------
  Total from investment operations                              .55      .60
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                       (.38)       --
--------------------------------------------------------------------------------
  Total distributions                                         (.38)       --
--------------------------------------------------------------------------------
Net asset value, end of period                               $12.13   $11.96
--------------------------------------------------------------------------------
Total Return (%)                                               4.76   5.28**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                           45        2
--------------------------------------------------------------------------------
Ratio of expenses (%)                                          1.05     .92*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                      3.36    4.69*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                    229c      267
--------------------------------------------------------------------------------

^a For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.

^b   Based on average shares outstanding during the period.

^c The portfolio turnover rate including mortgage dollar roll transactions was 265% for the year ended December 31, 2003.

*    Annualized

**   Not annualized

Scudder Government & Agency Securities Portfolio

(formerly, Scudder Government Securities Portfolio)

The Portfolio's Main Investment Strategy

The portfolio seeks high current income consistent with preservation of capital.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in US government securities and repurchase agreements of US government securities. US government-related debt instruments in which the portfolio may invest include:

o  direct obligations of the US Treasury;

o securities such as Ginnie Maes which are mortgage-backed securities issued and guaranteed by the Government National Mortgage Association (GNMA) and are supported by the full faith and credit of the United States; and

o securities issued or guaranteed, as to their payment of principal and interest, by US government agencies or government sponsored entities, some of which may be supported only by the credit of the issuer.

In deciding which types of government bonds to buy and sell, the portfolio managers first consider the relative attractiveness of Treasuries compared to other US government and agency securities and determine allocations for each. Their decisions are generally based on a number of factors, including interest rate outlooks and changes in supply and demand within the bond market.

In choosing individual bonds, the managers review each bond's fundamentals, compare the yields of shorter maturity bonds to those of longer maturity bonds and use technical analysis to project prepayment rates and other factors that could affect a bond's attractiveness.

The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the portfolio, depending on their outlook for interest rates.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

Credit Quality Policies

This portfolio normally invests all of its assets in securities issued or guaranteed by the US government, its agencies or instrumentalities. These securities are generally considered to be among the very highest quality securities.

Other Investments

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices or securities). The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of such a security. Because the portfolio focuses its investments on mortgage-related securities, it is more vulnerable to both of these risks.

Agency Risk. Some securities issued by US government agencies or instrumentalities are supported only by the credit of that agency or instrumentality while other government securities have an additional line of credit with the US Treasury. There is no guarantee that the US government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. The full faith and credit guarantee of the US government doesn't protect the portfolio against market-driven declines in the prices or yields of these securities, nor does it apply to shares of the portfolio itself.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Another factor that could affect performance is:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

This portfolio may appeal to investors who want a portfolio that searches for attractive yields generated by US government securities.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

-------------------------------------------------------------------------------------------------------------------
    1994        1995       1996       1997        1998       1999        2000        2001       2002       2003

   -2.99       18.69       2.30       8.69        6.76       0.43        10.65       7.22       7.81       1.83
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 6.01%, Q2 1995                    Worst Quarter: -2.52%, Q1 1994

2004 Total Return as of March 31: 1.29%


Average Annual Total Returns (%) as of 12/31/2003

                            1 Year            5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio -- Class B         1.83               5.52                  5.98

Index                        2.85               6.50                  6.92
--------------------------------------------------------------------------------

Index: The Lehman Brothers GNMA Index is an unmanaged market value-weighted measure of all fixed rate securities backed by mortgage pools of the Government National Mortgage Association.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                      Class B
-------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
-------------------------------------------------------------------------------
Management Fee                                                  0.55%
-------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                0.25
-------------------------------------------------------------------------------
Other Expenses*                                                 0.20
-------------------------------------------------------------------------------
Total Annual Operating Expenses                                 1.00
-------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                 1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares           $102           $318           $552          $1,225
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


Sean P. McCaffrey                         William Chepolis
CFA, Managing Director of Deutsche        CFA, Managing Director of Deutsche
Asset Management and Co-Manager of the    Asset Management and Co-Manager of
portfolio.                                the portfolio.
o   Joined Deutsche Asset Management      o   Joined Deutsche Asset Management
    in 1996 after five years of               in 1998 after 13 years of
    experience as fixed income analyst        experience as vice president and
    at Fidelity Investments.                  portfolio manager for Norwest
o   Portfolio manager for structured          Bank where he managed the bank's
    and quantitatively based active           fixed income and foreign
    investment-grade and enhanced             exchange portfolios.
    fixed income strategies underlying   o    Portfolio Manager and Head of
    retail mutual fund and                    the Rates Sector Specialty Fixed
    institutional mandates.                   Income Team: New York.
o   Heads the Fixed Income Enhanced      o    Joined the portfolio in 2002.
    Strategies & Mutual Funds Team:
    New York.
o   MBA, Yale University.
o   Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Government & Agency Securities Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,                                     2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $12.82   $12.36
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income^b                                       .27      .31
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                (.04)      .15
--------------------------------------------------------------------------------
  Total from investment operations                              .23      .46
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                       (.32)       --
--------------------------------------------------------------------------------
  Net realized gains on investment transactions               (.22)       --
--------------------------------------------------------------------------------
  Total distributions                                         (.54)       --
--------------------------------------------------------------------------------
Net asset value, end of period                               $12.51   $12.82
--------------------------------------------------------------------------------
Total Return (%)                                               1.83   3.72**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                           38        3
--------------------------------------------------------------------------------
Ratio of expenses (%)                                           .98     .84*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                      2.13    4.95*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                    511c     534^c
--------------------------------------------------------------------------------


^a For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.

^b   Based on average shares outstanding during the period.

^c The portfolio turnover rate including mortgage dollar roll transactions was 536% and 651% for the years ended December 31, 2003 and December 31, 2002, respectively.

*    Annualized

**   Not annualized

Scudder Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum appreciation of capital.

The portfolio normally invests at least 65% of total assets in common stocks of large US companies that are similar in size to the companies in the Russell 1000 Growth Index (as of December 31, 2003, the Russell 1000 Growth Index had a median market capitalization of $4.0 billion). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

In managing the portfolio, the managers use a combination of three analytical disciplines:

Top-down analysis. The managers consider the economic outlooks for various sectors and industries while looking for those that may benefit from changes in the overall business environment.

Fundamental company research. The managers look for individual companies with above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The managers generally look for companies with projected above-average growth of revenue or earnings relative to their sector.

The managers may favor different types of securities from different industries and companies at different times.

The managers generally keep the portfolio's sector weightings similar to those of the Russell 1000 Growth Index.

The managers will normally sell a stock when the managers believe its price is unlikely to go higher, the company's fundamentals have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given industry.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.

Other Investments

While the portfolio invests mainly in US common stocks, it could invest up to 25% of total assets in foreign securities.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). In particular, the portfolio may use futures, options and covered call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stock markets perform -- in this case, the growth portion of the US stock market. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, they may lack the dividends associated with value stocks that can cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty; and

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

This portfolio may be suitable for investors who want a moderate to aggressive long-term growth portfolio with a large-cap emphasis.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

-------------------------------------------------------------------------------------------------------------------
    1994        1995       1996       1997        1998       1999        2000        2001       2002       2003

   -4.26       32.64      21.32       21.04      14.82      36.78       -19.26      -22.54     -29.60      24.28
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 28.86%, Q4 1999                   Worst Quarter: -22.02%, Q3 1998

2004 Total Return as of March 31: 0.54%

Average Annual Total Returns (%) as of 12/31/2003

                            1 Year             5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio -- Class B        24.28               -5.64                 4.82
Index                       29.75               -5.11                 9.21
--------------------------------------------------------------------------------

Index: The Russell 1000 Growth Index is an unmanaged index composed of common stocks of larger US companies with higher price-to-book ratios and higher forecasted growth values.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                       Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                   0.60%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                 0.25
--------------------------------------------------------------------------------
Other Expenses*                                                  0.18
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                  1.03
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                 1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares          $105           $328           $569          $1,259
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


Julie M. Van Cleave                       Jack A. Zehner                          Thomas J. Schmid
CFA, Managing Director of Deutsche        Director of Deutsche Asset              CFA, Director of Deutsche Asset
Asset Management and Portfolio Manager    Management and Portfolio Manager of     Management and Portfolio Manager of
of the portfolio.                         the portfolio.                          the portfolio.
o   Joined Deutsche Asset Management      o    Joined Deutsche Asset Management   o    Joined Deutsche Asset Management
    and the portfolio in 2002.                 and the portfolio in 2002.              and the portfolio in 2002.
o   Head of Large Cap Growth Portfolio    o    Previous experience includes       o    Previous experience includes 15
    Selection Team.                            eight years' investment industry        years' investment industry
o   Previous experience includes 18            experience at Mason Street              experience, most recently as
    years' investment industry                 Advisors where he served most           Director -- Common Stock at Mason
    experience at Mason Street                 recently as Director -- Common          Street Advisors.
    Advisors, most recently serving as         Stock.                             o    MBA, University of Chicago.
    Managing Director and team leader     o    MBA, Marquette University.
    for the large cap investment team.
o   MBA, University of Wisconsin --
    Madison.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Growth Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,                                      2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $14.83   $16.04
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                              (.03)      .06
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                 3.63   (1.27)
--------------------------------------------------------------------------------
  Total from investment operations                             3.60   (1.21)
--------------------------------------------------------------------------------
Net asset value, end of period                               $18.43   $14.83
--------------------------------------------------------------------------------
Total Return (%)                                              24.28   (7.54)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                            7      .1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                          1.03     .88*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                     (.10)     .80*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      26      38
--------------------------------------------------------------------------------

^a For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.

^b   Based on average shares outstanding during the period.

*    Annualized

**   Not annualized

Scudder High Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of current income.

Under normal circumstances, this portfolio generally invests at least 65% of net assets, plus the amount of any borrowings for investment purposes, in junk bonds, which are those rated below the fourth highest credit rating category (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields, have higher volatility and higher risk of default on payments of interest or principal. Generally, most are from US issuers, but up to 25% of total assets could be invested in bonds denominated in US dollars or foreign currencies from foreign issuers.

The portfolio manager focuses on careful cash flow and total return analysis, and broad diversification among countries, sectors, industries and individual issuers and maturities. The manager uses an active process which emphasizes relative value in a global environment, managing on a total return basis, and using intensive research to identify stable to improving credit situations that may provide yield compensation for the risk of investing in below investment-grade fixed income securities (junk bonds).

The investment process involves using both a "top-down" approach, focusing on sector allocations and considering macro trends in the economy and a "bottom-up" approach, by using relative value and fundamental analysis, to select the best securities within each sector. To select securities or investments, the portfolio manager:

o analyzes economic conditions for improving or undervalued sectors and industries;

o uses independent credit research and on-site management visits to evaluate individual issuers' debt service, growth rate, and both downgrade and upgrade potential;

o  assesses new issues versus secondary market opportunities; and

o seeks issuers within attractive industry sectors and with strong long-term fundamentals and improving credits.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.

Portfolio Maturity. The portfolio manager intends to maintain a dollar-weighted effective average portfolio maturity of seven to ten years. The portfolio's average portfolio maturity may vary and may be shortened by certain of the portfolio's securities which have floating or variable interest rates or include put features that provide the portfolio the right to sell the security at face value prior to maturity. Subject to its portfolio maturity policy, the portfolio may purchase individual securities with any stated maturity.

The dollar-weighted average portfolio maturity may be shorter than the stated maturity due to several factors, including but not limited to, prepayment patterns, call dates and put features. In implementing this strategy, the portfolio may experience a high portfolio turnover rate.

Other Investments

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). In particular, the portfolio may use futures, currency options and forward currency transactions. The portfolio may use derivatives in circumstances where the manager believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the portfolio manager may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Credit Risk. A portfolio purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. In some cases, bonds may decline in credit quality or go into default. Because this portfolio may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of such a security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investment Risk. To the extent that the portfolio holds the securities of companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the portfolio's investments or prevent the portfolio from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than the US markets. These risks tend to be greater in emerging markets, so to the extent the portfolio invests in emerging markets, it takes on greater risks. Finally, the currency of the country in which the portfolio has invested could decline relative to the value of the US dollar, which would decrease the value of the investment to US investors.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Another factor that could affect performance is:

o the manager could be incorrect in his analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Investors who seek high current income and can accept risk of loss of principal may be interested in this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with two broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

-------------------------------------------------------------------------------------------------------------------
    1994        1995       1996       1997        1998       1999        2000        2001       2002       2003

   -2.49       17.10      13.77       11.33       1.20       1.90       -8.91       2.37      -0.58       24.14
-------------------------------------------------------------------------------------------------------------------


For the periods included in the bar chart:

Best Quarter: 8.44%, Q2 2003                    Worst Quarter: -6.72%, Q3 1998

2004 Total Return as of March 31: 1.73%

Average Annual Total Returns (%) as of 12/31/2003

                            1 Year            5 Years           10 Years
--------------------------------------------------------------------------------
Portfolio -- Class B        24.14               3.24               5.55

Index 1*                    27.94               6.44               7.30

Index 2                     42.98              11.79              11.67
--------------------------------------------------------------------------------

Index 1: The CS First Boston High Yield Index is an unmanaged trader-priced portfolio, constructed to mirror the global high-yield market.

Index 2: The Citigroup Long-Term High Yield Bond Index (formerly known as Salomon Smith Barney Long-Term High Yield Bond Index) is an unmanaged index that is on a total return basis with all dividends reinvested and is composed of high-yield bonds with a par value of $50 million or higher and a remaining maturity of ten years or longer rated BB+ or lower by Standard & Poor's Corporation or Ba1 or lower by Moody's Investors Service, Inc.

* Effective May, 2004 the CS First Boston High Yield Index replaced the Citigroup Long-Term High Yield Bond Index as the fund's benchmark index because the advisor believes that the CS First Boston High Yield Index is the most representative of the high yield market and best represents the portfolio's investment objective and process.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.60%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.21
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                    1.06
--------------------------------------------------------------------------------


* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example             1 Year        3 Years        5 Years        10 Years
----------------------------------------------------------------------------
Class B shares       $108           $337           $585          $1,294
----------------------------------------------------------------------------

The Portfolio Manager

The following person handles the day-to-day management of the portfolio:

  Andrew P. Cestone
  Managing Director of Deutsche Asset
  Management and Lead Manager of the
  portfolio.
  o   Joined Deutsche Asset Management
      in 1998 and the portfolio in 2002.
  o   Prior to that, investment analyst,
      Phoenix Investment Partners, from 1997
      to 1998.
  o   Prior to that, Credit Officer, asset
      based lending group, Fleet Bank, from
      1995 to 1997.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder High Income Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,                                     2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 7.39   $ 7.21
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                       .64      .31
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                 1.03    (.13)
--------------------------------------------------------------------------------
  Total from investment operations                             1.67      .18
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                       (.65)       --
--------------------------------------------------------------------------------
Net asset value, end of period                               $ 8.41   $ 7.39
--------------------------------------------------------------------------------
Total Return (%)                                              24.14   2.50**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                           37        1
--------------------------------------------------------------------------------
Ratio of expenses  (%)                                         1.06     .92*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                             8.23    8.78*
--------------------------------------------------------------------------------
Portfolio turnover rate  (%)                                    165      138
--------------------------------------------------------------------------------

^a For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.

^b   Based on average shares outstanding during the period.

*    Annualized

**   Not annualized

Scudder Money Market Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum current income to the extent consistent with stability of principal.

The portfolio pursues its goal by investing exclusively in high quality short-term securities, as well as certain repurchase agreements that are backed by high-quality securities.

While the portfolio's advisor gives priority to earning income and maintaining the value of the portfolio's principal at $1.00 per share, all money market instruments, including US Government obligations, can change in value when interest rates change or an issuer's creditworthiness changes.

The portfolio seeks to achieve its goal of current income by investing in high quality money market securities and maintaining a dollar-weighted average maturity of 90 days or less. The portfolio follows two policies designed to maintain a stable share price:

o Portfolio securities are denominated in US dollars and generally have remaining maturities of 397 days (about 13 months) or less at the time of purchase. The portfolio may also invest in securities that have features that reduce their maturities to 397 days or less at the time of purchase.

o The portfolio buys US Government debt obligations, money market instruments and other debt obligations that at the time of purchase:

   - have received the two highest short-term ratings from two nationally recognized statistical rating organizations (NRSROs);

   - have received the two highest short-term ratings from one NRSRO (if only one organization rates the security);

   -  are unrated, but are determined to be of similar quality by the advisor;
      or

   - have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of similar quality by the advisor.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.

Principal investments

The portfolio primarily invests in the following types of investments:

The portfolio may invest in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate.

These include:

o Debt obligations issued by US and foreign banks, financial institutions, corporations or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper) and notes. Securities that do not satisfy the maturity restrictions for a money market portfolio may be specifically structured so that they are eligible investments for money market portfolios. For example, some securities have features which have the effect of shortening the security's maturity.

o US Government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US Government.

o Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.

o Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on the asset-backed security generally consist of interest and/or principal.

The portfolio may buy securities from many types of issuers, including the US Government, corporations and municipalities. The portfolio may invest more than 25% of its net assets in government securities and instruments issued by domestic banks. For purposes of this 25% investment policy, domestic banks include US banks and certain US branches of foreign banks.

The portfolio may invest up to 10% of its total assets in other money market portfolios in accordance with applicable regulations.

Working in conjunction with a credit team, the portfolio managers screen potential securities and develop a list of those that the portfolio may buy. The managers, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decide which securities on this list to buy. The managers may adjust the portfolio's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you get from the portfolio or make it perform less well than other investments.

Interest Rate Risk. Money market instruments, like all debt securities, face the risk that the securities will decline in value because of changes in interest rates. Generally, investments subject to interest rate risk will decrease in value when interest rates rise. To minimize such price fluctuations, the portfolio limits the dollar-weighted average maturity of the securities held by the portfolio to 90 days or less. Generally, the price of short-term investments fluctuates less than longer-term bonds. Income earned on floating or variable rate securities will vary as interest rates decrease or increase.

Credit Risk. A money market instrument's credit quality depends on the issuer's ability to pay interest on the security and repay the debt: the lower the credit rating, the greater the risk that the security's issuer will default, or fail to meet its payment obligations. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for it. To minimize credit risk, the portfolio only buys high quality securities with minimal credit risk. Also, the portfolio only buys securities with remaining maturities of 397 days (approximately 13 months) or less. This reduces the risk that the issuer's creditworthiness will change, or that the issuer will default on the principal and interest payments of the obligation. Additionally, some securities issued by US Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality. There is no guarantee that the US Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. Securities that rely on third party guarantors to raise their credit quality could fall in price or go into default if the financial condition of the guarantor deteriorates.

Market Risk. Although individual securities may outperform their market, the entire market may decline as a result of rising interest rates, regulatory developments or deteriorating economic conditions.

Security Selection Risk. While the portfolio invests in short-term securities, which by their nature are relatively stable investments, the risk remains that the securities in which the portfolio invests will not perform as expected. This could cause the portfolio's returns to lag behind those of similar money market portfolios.

Repurchase Agreement Risk. A repurchase agreement exposes the portfolio to the risk that the party that sells the securities may default on its obligation to repurchase them. In this circumstance, the portfolio can lose money because:

o  it cannot sell the securities at the agreed-upon time and price; or

o the securities lose value before they can be sold. The portfolio seeks to reduce this risk by monitoring the creditworthiness of the sellers with whom it enters into repurchase agreements. The portfolio also monitors the value of the securities to ensure that they are at least equal to the total amount of the repurchase obligations, including interest and accrued interest.

Concentration Risk. Because the portfolio may invest more than 25% of its net assets in government securities and instruments issued by domestic banks, it may be vulnerable to setbacks in that industry. Banks are highly dependent on short-term interest rates and can be adversely affected by downturns in the US and foreign economies or changes in banking regulations.

Prepayment Risk. When a bond issuer, such as an issuer of asset-backed securities, retains the right to pay off a high yielding bond before it comes due, the portfolio may have no choice but to reinvest the proceeds at lower interest rates. Thus, prepayment may reduce the portfolio's income. It may also create a capital gains tax liability, because bond issuers usually pay a premium for the right to pay off bonds early.

An investment in the portfolio is not insured or guaranteed by the FDIC or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, this share price isn't guaranteed and you could lose money by investing in the portfolio.

This portfolio may be of interest to investors who want a broadly diversified money market fund.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio's Class B shares. The performance of the portfolio varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

-------------------------------------------------------------------------------------------------------------------
    1994        1995       1996       1997        1998       1999      2000        2001       2002       2003

    3.70        5.40       4.76       4.98        4.88       4.58      5.84        3.49       1.20       0.42
-------------------------------------------------------------------------------------------------------------------


For the periods included in the bar chart:

Best Quarter: 1.50%, Q3 2000                    Worst Quarter: 0.04%, Q3 2003

2004 Total Return as of March 31: 0.09%


Average Annual Total Returns (%) as of 12/31/2003

                        1 Year                5 Years              10 Years
--------------------------------------------------------------------------------
Portfolio -- Class B     0.42                   3.09                  3.91
--------------------------------------------------------------------------------

7-day yield as of December 31, 2003: 0.35%

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                   0.50%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                 0.25
--------------------------------------------------------------------------------
Other Expenses*                                                  0.18
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                  0.93
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example            1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------------------------
Class B shares      $95            $296           $515          $1,143
---------------------------------------------------------------------------

The Portfolio Managers

A group of investment professionals is responsible for the day-to-day management of the portfolio. These investment professionals have a broad range of experience managing money market portfolios.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Money Market Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,                                    2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                        $1.000    $1.000
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       .004      .007
--------------------------------------------------------------------------------
  Total from investment operations                            .004      .007
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                     (.004)    (.007)
--------------------------------------------------------------------------------
  Total distributions                                       (.004)    (.007)
--------------------------------------------------------------------------------
Net asset value, end of period                              $1.000    $1.000
--------------------------------------------------------------------------------
Total Return (%)                                               .42     .67**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                          66         3
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                .93      .79*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                 .92      .64*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                             .35     1.11*
--------------------------------------------------------------------------------

^a For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.

*    Annualized

**   Not annualized

Scudder Small Cap Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks maximum appreciation of investors' capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in small capitalization stocks similar in size to those comprising the Russell 2000 Growth Index (as of December 31, 2003, the Russell 2000 Growth Index had a median market capitalization of $461 million). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

Using extensive fundamental and field research, the managers look for companies that have low debt, exceptional management teams that hold a significant stake in the company, strong current or potential competitive positioning, and potential annual earnings growth of at least 15%, among other factors. The managers often find these companies in rapidly changing sectors of the economy, such as telecommunications, biotechnology and high tech.

The managers generally look for companies that they believe have potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

The managers may favor different types of securities from different industries and companies at different times.

The managers will normally sell a stock when they believe its price is unlikely to go much higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting their emphasis on a given industry.

Also, as companies in the portfolio exceed the market value of those in the Russell 2000 Growth Index, the portfolio may continue to hold their stock, but generally will not add to these holdings.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

Other Investments

While the portfolio invests mainly in US stocks, it could invest up to 25% of total assets in foreign securities.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). In particular, the portfolio may use futures and options, including sales of covered put and call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stocks perform -- in this case, the small and mid-size company portion of the US stock market. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes, and the portfolio may not be able to get attractive prices for them. To the extent that it invests in small and/or mid-sized companies, the portfolio will be subject to increased risk because smaller company stocks tend to be more volatile than stocks of larger companies, in part because, among other things, smaller companies tend to be less established than larger companies, often have more limited product lines, and may depend more heavily upon a few key employees. In addition, the valuation of their stocks often depends on future expectations.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Small Company Risk. To the extent that the portfolio invests in small capitalization companies, it will be more susceptible to share price fluctuations, since small company stocks tend to experience steeper fluctuations in price than the stocks of larger companies. A shortage of reliable information, typical with small company investing, can also pose added risk. Industry-wide reversals may have a greater impact on small companies, since they lack a large company's financial resources. In addition, small company stocks are typically less liquid than large company stocks. Particularly when they are performing poorly, a small company's shares may be more difficult to sell. Finally, the valuation of such securities often depends on future expectations.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters; and

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

Investors who are looking to add the growth potential of small and mid-size companies or to diversify a large-cap growth portfolio may want to consider this portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

------------------------------------------------------------------------------------------------------
   1995       1996       1997        1998       1999       2000        2001       2002       2003

  29.75      27.72       33.87      18.07      34.23      -10.93      -28.98     -33.64      32.51
------------------------------------------------------------------------------------------------------


For the periods included in the bar chart:

Best Quarter: 30.88%, Q4 1999                   Worst Quarter: -31.76%, Q3 2001

2004 Total Return as of March 31: 5.14%

Average Annual Total Returns (%) as of 12/31/2003

                          1 Year            5 Years         Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class B      32.51              -5.68                 7.59

Index                     48.54               0.86                 6.07
--------------------------------------------------------------------------------

Index: The Russell 2000 Growth Index is an unmanaged index (with no defined investment objective) of those securities in the Russell 2000 Index with a higher price-to-book ratio and higher forecasted growth values.

*    Since 5/2/1994. Index comparison begins 4/30/94.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                        Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.65%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.18
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                    1.08
--------------------------------------------------------------------------------


* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                   1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares             $110           $343           $595          $1,317
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Audrey M.T. Jones                        Samuel A. Dedio                         Doris R. Klug
CFA, Managing Director of Deutsche       Managing Director of Deutsche Asset     CFA, Director of Deutsche Asset
Asset Management and Lead Portfolio      Management and Portfolio Manager of     Management and Portfolio Manager of
Manager of the portfolio.                the portfolio.                          the portfolio.
o   Joined Deutsche Asset Management     o    Joined Deutsche Asset Management   o    Joined Deutsche Asset Management
    in 1986 and the portfolio in 2002.        in 1999 after eight years of            in 2000 and the portfolio in
o   Portfolio manager with a primary          experience as analyst at Ernst &        2002.
    focus on the credit                       Young, LLP, Evergreen Asset        o    Portfolio manager with a primary
    sensitive, communications                 Management and Standard & Poor's        focus on the consumer and
    services, energy, process                 Corp.                                   capital goods sectors.
    industries and transportation        o    Portfolio manager for US small-    o    Vice President of Mutual of
    sectors.                                  and mid-cap equity and                  America from 1993-2000.
o   Over 30 years of investment               senior small cap analyst for       o    Over 22 years of financial
    industry experience.                      technology.                             industry experience.
o   BBA, Pace University Lubin School    o    MS, American University, Kogod     o    MBA, Stern School of Business,
    of Business.                              School of Business.                     New York University.
                                         o    Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Small Cap Growth Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,                                    2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 8.52   $ 9.39
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                              (.09)    (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                 2.86    (.85)
--------------------------------------------------------------------------------
  Total from investment operations                             2.77    (.87)
--------------------------------------------------------------------------------
Net asset value, end of period                               $11.29   $ 8.52
--------------------------------------------------------------------------------
Total Return (%)                                              32.51   (9.27)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                           15       .5
--------------------------------------------------------------------------------
Ratio of expenses (%)                                          1.08     .96*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                     (.80)   (.39)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                     123       68
--------------------------------------------------------------------------------

^a For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.

^b   Based on average shares outstanding during the period.

*    Annualized

**   Not annualized

Scudder Technology Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks growth of capital.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of US companies in the technology sector. For purposes of the portfolio's 80% investment policy, companies in the technology sector must commit at least half of their assets to the technology sector or derive at least half of their revenues or net income from that sector. Examples of industries within the technology sector are semi-conductors, software, telecom equipment and computer/hardware. The portfolio may invest in companies of any size.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, innovative products and services, sound financial strength and effective management, among other factors.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Top-down analysis. The managers consider the economic outlooks for various industries within the technology sector while looking for those that may benefit from changes in the overall business environment.

In addition, the managers use the support of a quantitative analytic group and its tools to attempt to actively manage the forecasted volatility risk of the portfolio as a whole as compared to funds with a similar investment objective, as well as appropriate benchmarks and peer groups. The managers may favor securities from different industries and companies within the technology sector at different times.

The managers will normally sell a stock when the managers believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given technology industry.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

Other Investments

While the portfolio invests mainly in US stocks, it could invest up to 20% of net assets in foreign securities.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). In particular, the portfolio may use futures and options, including sales of covered put and call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to help meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stock markets perform -- in this case, the technology sector of the US stock market. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

Non-Diversification Risk. The portfolio is classified as "non-diversified." This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the portfolio invested in a larger number of issuers.

Concentration Risk. The portfolio concentrates its investments in the group of industries constituting the technology sector. As a result, factors affecting this sector, such as market price movements, market saturation and rapid product obsolescence will have a significant impact on the portfolio's performance. Additionally, many technology companies are smaller companies that may have limited business lines and financial resources, making them highly vulnerable to business and economic risks.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters;

o  growth stocks may be out of favor for certain periods; and

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

This portfolio is designed for investors who who can accept above-average risks and are interested in exposure to a sector that offers attractive long-term growth potential.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index and another relevant index (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares


THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------------
 2000        2001       2002       2003

-21.77      -32.56     -35.72      46.42
--------------------------------------------------------------


For the periods included in the bar chart:

Best Quarter: 28.49%, Q4 2001                   Worst Quarter: -33.68%, Q3 2001

2004 Total Return as of March 31: -1.25%

Average Annual Total Returns (%) as of 12/31/2003

                                       1 Year          Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class B                    46.42              -2.71

Index 1                                 29.75              -6.73

Index 2                                 54.18              -8.18
--------------------------------------------------------------------------------

Index 1: The Russell 1000 Growth Index is an unmanaged index composed of common stocks of larger US companies with higher price-to-book ratios and higher forecasted growth values.

Index 2: The Goldman Sachs Technology Index is a modified capitalization-weighted index composed of companies involved in the technology industry.

*    Since 5/1/99. Index comparisons begin 4/30/99.

In the bar chart and table, total return for 1999 would have been lower if operating expenses hadn't been reduced.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.25
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  1.25
--------------------------------------------------------------------------------

* Restated to reflect an estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping.

** Pursuant to their respective agreements with Scudder Variable Series II, the advisor, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Technology Growth Portfolio to 1.35%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares              $127           $397           $686          $1,511
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


Ian Link                                 Anne Meisner
CFA, Managing Director of Deutsche       Managing Director of Deutsche Asset
Asset Management and Lead Manager of     Management and Portfolio
the portfolio.                           Manager of the portfolio.
o   Joined Deutsche Asset Management     o    Joined Deutsche Asset Management
    and the portfolio in 2004.                in 2001, after 9 years
o   Head of Technology Global Sector          of experience at Goldman Sachs
    Team.                                     as vice president, both in the
o   Prior to joining Deutsche Asset           fixed income technology
    Management, had 14 years of               division, as well as in equity
    experience as senior vice                 research as the lead
    president, fund manager, head of          Infrastructure Software analyst,
    communications and technology             previously serving as member of
    teams and equity analyst                  technical staff at Bell
    for Franklin Templeton Investments.       Communications Research
o   MBA, University of California,            (formerly Bell Labs).
    Berkeley.                            o    Analyst for global equity,
                                              Hardware and Software
                                              sector: New York.
                                         o    Joined the portfolio in 2003.
                                         o    MBA, Columbia University
                                              Business School.
                                         o    MS, Computer Science, Michigan
                                              State University.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Technology Growth Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,                                     2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                        $ 6.01    $ 6.32
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                             (.07)     (.02)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                2.86     (.29)
--------------------------------------------------------------------------------
  Total from investment operations                            2.79     (.31)
--------------------------------------------------------------------------------
Net asset value, end of period                              $ 8.80    $ 6.01
--------------------------------------------------------------------------------
Total Return (%)                                             46.42    (4.75)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                          11        .3
--------------------------------------------------------------------------------
Ratio of expenses (%)                                         1.25     1.06*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                    (.89)    (.79)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                     66        64
--------------------------------------------------------------------------------

^a For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.

^b   Based on average shares outstanding during the period.

*    Annualized

**   Not annualized

Scudder Total Return Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks high total return, a combination of income and capital appreciation.

The portfolio follows a flexible investment program, investing in a mix of growth stocks and bonds.

The portfolio can buy many types of securities, among them common stocks, convertible securities, corporate bonds, US government bonds and mortgage- and asset-backed securities. In deciding which types of securities to buy, the managers consider the relative attractiveness of growth stocks and bonds and determine allocations for each. Their decisions are based on a number of factors including interest rates and general market conditions. Generally, most are from US issuers, but the portfolio may invest up to 25% of total assets in foreign securities.

In choosing individual stocks, the managers favor large companies that have the potential to display above-average earnings growth, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

The portfolio managers may shift the proportion of the portfolio's holdings, at different times favoring stocks or bonds (and within those asset classes, different types of securities), while still maintaining variety in terms of the securities, issuers, industries and economic sectors represented.

The portfolio managers will normally sell a stock when the managers believe its price is unlikely to go higher, the company's fundamentals have changed, other investments offer better opportunities or in the course of adjusting the portfolio's emphasis on a given industry.

In deciding what types of bonds to buy and sell, the managers consider their relative potential for stability and attractive income, and other factors such as credit quality and market conditions. The portfolio may invest in bonds of any duration.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.

Other Investments

Normally, this portfolio's bond component consists mainly of investment-grade bonds (those in the top four grades of credit quality). However, the portfolio could invest up to 35% of its total assets in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and typically will have higher volatility and risk of default.

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). In particular, the portfolio may use futures, currency options and forward currency transactions. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Credit Risk. A portfolio purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of junk bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. In some cases, bonds may decline in credit quality or go into default. Because this portfolio may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities. This will have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of such a security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements; and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters;

o the advisor measures credit quality at the time it buys securities, using independent rating agencies or, for unrated securities, judged by the advisor to be of equivalent quality. In addition, the advisor applies its own credit quality standards to evaluate securities. If a security's credit quality declines, the advisor will decide what to do with the security, based on the circumstances and its assessment of what would benefit shareholders most; and

o foreign securities tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

Because the portfolio invests in a mix of stocks and bonds, this portfolio could make sense for investors seeking asset class diversification in a single investment portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with three broad-based market indices (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indices varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

-------------------------------------------------------------------------------------------------------------------
    1994        1995       1996       1997        1998       1999      2000        2001       2002       2003

   -9.72       25.65      16.47       19.66      14.85      14.52     -2.87      -6.32      -15.39      17.66
-------------------------------------------------------------------------------------------------------------------


For the periods included in the bar chart:

Best Quarter: 13.25%, Q2 1997                   Worst Quarter: -9.97%, Q2 2002

2004 Total Return as of March 31: 2.13%

Average Annual Total Returns (%) as of 12/31/2003

                                1 Year             5 Years             10 Years
--------------------------------------------------------------------------------
Portfolio -- Class B            17.66                0.74                 6.54

Index 1                         28.68               -0.57                11.07

Index 2                          4.10                6.62                 6.95

Index 3                         29.75               -5.11                 9.21
--------------------------------------------------------------------------------

Index 1: The Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: The Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate issues and mortgage securities.

Index 3: The Russell 1000 Growth Index is an unmanaged index composed of common stocks of larger US companies with greater-than-average orientation.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.55%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.19
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                    0.99
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                   1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares             $101           $315           $547          $1,213
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


The portfolio is managed by three
teams of investment professionals who    Fixed Income Team                      William T. Lissenden
share responsibility for the                                                    Director of Deutsche Asset
portfolio's investment                   J. Christopher Gagnier                 Management and Portfolio Manager of
management decisions.                    Managing Director of Deutsche Asset    the portfolio.
                                         Management and Portfolio Manager of    o    Joined Deutsche Asset Management
Equity Team                              the portfolio.                              in 2002 and the portfolio in
                                         o    Joined Deutsche Asset Management        2003.
Julie M. Van Cleave                           in 1997 and the portfolio in      o     Prior to that, fixed income
CFA, Managing Director of Deutsche            2002.                                   strategist and director of
Asset Management and Lead Portfolio      o    Prior to that, portfolio                research at Conseco Capital
Manager of the portfolio.                     manager, Paine Webber, from 1984        Management, director of fixed
o   Joined Deutsche Asset Management          to 1997.                                income research and product
    and the portfolio in 2002.           o    Began investment career in 1979.        management at Prudential
o   Head of Large Cap Growth Portfolio   o    MBA, University of Chicago.             Securities, national sales
    Selection Team.                                                                   manager for fixed income
o   Previous experience includes         Gary W. Bartlett                             securities at Prudential
    18 years' investment industry        CFA, Managing Director of Deutsche           Securities and institutional
    experience at Mason Street           Asset Management and Portfolio               sales professional at several
    Advisors, most recently serving as   Manager of the portfolio.                    firms including Prudential,
    Managing Director and team leader    o    Joined Deutsche Asset Management        Goldman Sachs and Merrill Lynch.
    for the large cap investment team.        in 1992 and the portfolio in       o    MBA, Baruch College.
o   MBA, University of Wisconsin --           2002.
    Madison.                             o    Began investment career in 1982.   Timothy C. Vile
                                         o    MBA, Drexel University. CFA,       Managing Director of Deutsche
Jack A. Zehner                                                                   Asset Management and Portfolio
Director of Deutsche Asset Management    Warren S. Davis                         Manager of the portfolio.
and Portfolio Manager of the portfolio.  Managing Director of Deutsche Asset     o    Joined Deutsche Asset Management
o   Joined Deutsche Asset Management     Management and Portfolio Manager of          in 1991 and the portfolio in
    and the portfolio in 2002.           the portfolio.                               2003.
o   Previous experience includes nine    o    Joined Deutsche Asset Management   o    Prior to that, portfolio manager
    years' investment industry                in 1995 and the portfolio in            for fixed income portfolios at
    experience at Mason Street                2002.                                   Equitable Capital Management.
    Advisors where he served most        o    Began investment career in 1985.   o    Began investment career in 1984.
    recently as Director --              o    MBA, Drexel University.
    Common Stock.                                                                Brett Diment
o   MBA, Marquette University.           Daniel R. Taylor                        Managing Director of Deutsche Asset
                                         CFA, Managing Director of Deutsche      Management and Consultant to the
Thomas J. Schmid                         Asset Management and Portfolio          portfolio.
CFA, Director of Deutsche Asset          Manager of the portfolio.               o    Joined Deutsche Asset Management
Management and Portfolio Manager         o    Joined Deutsche Asset Management        in 1991 and the portfolio in
of the portfolio.                             in 1998 and the portfolio in            2003.
o   Joined Deutsche Asset Management          2002.                              o    Head of Emerging Market Debt for
    and the portfolio in 2002.           o    Prior to that, fixed income             London Fixed Income and
o   Previous experience includes 15           portfolio manager, asset-backed         responsible for coordinating
    years' investment industry                securities analyst and senior           research into Continental
    experience, most recently serving         credit analyst, CoreStates              European markets and managing
    as Director-- Common Stock at             Investment Advisors, from 1992          global fixed income,
    Mason Street Advisors.                    to 1998.                                balanced and cash based
o   MBA, University of Chicago.          o    Began investment career in 1992.        portfolios: London.
                                                                                 o    Began investment career in 1991.
                                         Thomas J. Flaherty
                                         Managing Director of Deutsche Asset     Asset Allocation Team
                                         Management and Portfolio Manager
                                         of the portfolio.                       Janet Campagna
                                         o    Joined Deutsche Asset Management   Managing Director of Deutsche Asset
                                              in 1995 and the portfolio in       Management and Portfolio Manager
                                              2002.                              of the portfolio.
                                         o    Began investment career in 1984.   o    Joined Deutsche Asset Management
                                                                                      in 1999 and the portfolio in
                                         Andrew P. Cestone                            2002.
                                         Managing Director of Deutsche Asset     o    Head of global and tactical
                                         Management and Portfolio Manager of          asset allocation.
                                         the portfolio.                          o    Investment strategist and
                                         o    Joined Deutsche Asset Management        manager of the asset allocation
                                              in 1998 and the portfolio in            strategies group for Barclays
                                              2002.                                   Global Investors from 1994
                                         o    Prior to that, investment               to 1999.
                                              analyst, Phoenix Investment        o    Over 16 years of investment
                                              Partners, from 1997 to 1998.            industry experience.
                                         o    Prior to that, credit officer,     o    Master's degree in Social
                                              asset based lending group, Fleet        Science from California
                                              Bank, from 1995 to 1997.                Institute of Technology.
                                                                                 o    Ph.D in Political Science from
                                                                                      University of California at
                                                                                      Irvine.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Scudder Total Return Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,                                      2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $18.64   $19.46
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                .28      .18
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                 2.92   (1.00)
--------------------------------------------------------------------------------
  Total from investment operations                             3.20    (.82)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                       (.56)       --
--------------------------------------------------------------------------------
Net asset value, end of period                               $21.28   $18.64
--------------------------------------------------------------------------------
Total Return (%)                                              17.66   (4.21)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                           21       .8
--------------------------------------------------------------------------------
Ratio of expenses (%)                                           .99     .86*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                      1.48    1.96*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                    102^c    140
--------------------------------------------------------------------------------

^a For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.

^b   Based on average shares outstanding during the period.

^c The portfolio turnover rate including mortgage dollar roll transactions was 108% for the year ended December 31, 2003.

*    Annualized

**   Not annualized

SVS Dreman Small Cap Value Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term capital appreciation.

Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in undervalued common stocks of small US companies, which the portfolio defines as companies that are similar in market value to those in the Russell 2000 Value Index (as of December 31, 2003, the Russell 2000 Value Index had a median market capitalization of $470 million). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

The portfolio managers begin their stock selection process by screening stocks of small companies with below market price-to-earnings (P/E) ratios. The managers then seek companies with a low price compared to the book value, cash flow and yield and analyze individual companies to identify those that are fundamentally sound and appear to have strong potential for earnings and dividend growth over the Index.

From the remaining group, the managers then complete their fundamental analysis and make their buy decisions from a group of the most attractive stocks, drawing on analysis of economic outlooks for various industries. The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities and issuers represented.

The managers will normally sell a stock when it no longer qualifies as a small company, when its P/E rises above that of the Index, its fundamentals change or other investments offer better opportunities.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

Other Investments

While the portfolio invests mainly in US stocks, it could invest up to 20% of net assets in securities of foreign companies in the form of US dollar-denominated American Depositary Receipts.

Although not one of its principal investment strategies, the portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). In particular, the portfolio may use futures, currency options and forward currency transactions. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, the portfolio will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stock markets perform -- in this case the small company portion of the US stock market. When small company stock prices fall, you should expect the value of your investment to fall as well. Small company stocks tend to be more volatile than stocks of larger companies, in part because small companies tend to be less established than larger companies and more vulnerable to competitive challenges and bad economic news. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the type of investments the portfolio makes and the portfolio may not be able to get an attractive price for them.

Value Investing Risk. As with any investment strategy, the "value" strategy used in managing the portfolio's portfolio will, at times, perform better than or worse than other investment styles and the overall market. If the advisor overestimates the value or return potential of one or more common stocks, the portfolio may underperform the general equity market. Value stocks may also be out of favor for certain periods in relation to growth stocks.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Small Company Risk. To the extent that a portfolio invests in small capitalization companies, it will be more susceptible to share price fluctuations, since small company stocks tend to experience steeper fluctuations in price than the stocks of larger companies. A shortage of reliable information, typical with small company investing, can also pose added risk. Industry-wide reversals may have a greater impact on small companies, since they lack a large company's financial resources. In addition, small company stocks are typically less liquid than large company stocks. Particularly when they are performing poorly, a small company's shares may be more difficult to sell. Finally, the valuation of such securities often depends on future expectations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters; and

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty.

This portfolio may make sense for value-oriented investors who are interested in small-cap market exposure.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable information for an investor to know.

Prior to January 18, 2002, the portfolio was named Scudder Small Cap Value Portfolio, operated with a different investment strategy and a different advisor managed the portfolio. Performance would have been different if the portfolio's current policies and advisory agreement had been in effect.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows how average annual returns for the portfolio's Class B shares compare with a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B was July 1, 2002. In the bar chart and table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

------------------------------------------------------------------------------
 1997        1998       1999     2000        2001       2002       2003

 21.43      -11.47      2.54     3.79       17.37      -11.63      41.65
------------------------------------------------------------------------------


For the periods included in the bar chart:

Best Quarter: 21.63%, Q2 2003                   Worst Quarter: -22.52%, Q3 1998

2004 Total Return as of March 31: 8.41%

Average Annual Total Returns (%) as of 12/31/2003

                             1 Year          5 Years          Life of Portfolio*
--------------------------------------------------------------------------------
Portfolio -- Class B          41.65           9.35                  7.24

Index                         46.03          12.28                 12.64
--------------------------------------------------------------------------------

Index: The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

*    Since 5/1/96. Index comparison begins 4/30/96.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.19
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  1.19
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping.

** Pursuant to their respective agreements with Scudder Variable Series II, the advisor, the underwriter and the accounting agent have agreed, for the one year period commencing May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of SVS Dreman Small Cap Value Portfolio to 1.24%.

Based on the costs above, this example helps you compare the expenses Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                   1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares             $121           $378           $654          $1,443
--------------------------------------------------------------------------------

The Portfolio Managers

The portfolio's subadvisor is Dreman Value Management, L.L.C. The following people handle the day-to-day management of the portfolio:

David N. Dreman                           Nelson Woodward
Chairman and CIO of the subadvisor and    Managing Director of the subadvisor
Co-Manager of the portfolio.              and Co-Manager of the portfolio.
o   Began investment career in 1957.      o    Began investment career in 1957.
o   Joined the portfolio in 2002.         o    Joined the portfolio in 2002.
o   Founder and Chairman, Dreman Value
    Management, L.L.C. since 1977.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

SVS Dreman Small Cap Value Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,                                     2003     2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                         $11.65   $13.86
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                                .13      .17
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                 4.56   (2.38)
--------------------------------------------------------------------------------
  Total from investment operations                             4.69   (2.21)
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                       (.12)       --
--------------------------------------------------------------------------------
  Net realized gains on investment transactions               (.19)       --
--------------------------------------------------------------------------------
  Total distributions                                         (.31)       --
--------------------------------------------------------------------------------
Net asset value, end of period                               $16.03   $11.65
--------------------------------------------------------------------------------
Total Return (%)                                              41.65   (15.95)**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                           32        1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                          1.19    1.06*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                      1.07    3.01*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                      71       86
--------------------------------------------------------------------------------

^a For the period from July 1, 2002 (commencement of operations of Class B shares) to December 31, 2003.

^b   Based on average shares outstanding during the period.

*    Annualized

**   Not annualized

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there are a few other issues to know about:

o The portfolios may trade securities actively. This strategy could raise transaction costs and lower performance.

o The advisor or a portfolio's subadvisor may establish a debt security's credit quality when it buys a security, using independent ratings, or for unrated securities, its own credit determination. When ratings don't agree, a portfolio may use the higher rating. If a security's credit quality falls, the advisor or subadvisor will determine whether selling it would be in the portfolio's best interest. For Scudder Money Market Portfolio, such determination will be made pursuant to procedures adopted by the Board.

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM" or the "advisor"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, or its subadvisors make the portfolios' investment decisions, buy and sell securities for the portfolios and conduct research that leads to these purchase and sale decisions. DeIM has more than 80 years of experience managing mutual funds and provides a full range of investment advisory services to institutional and retail clients. The portfolios' investment advisor or a subadvisor is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight, across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio for the 12 months through the most recent fiscal year end, as a percentage of each portfolio's average daily net assets:

Portfolio Name                                       Fee Paid
--------------------------------------------------------------------------------
Scudder Fixed Income Portfolio                        0.60%
--------------------------------------------------------------------------------
Scudder Government & Agency Securities Portfolio      0.55%
--------------------------------------------------------------------------------
Scudder Growth Portfolio                              0.60%
--------------------------------------------------------------------------------
Scudder High Income Portfolio                         0.60%
--------------------------------------------------------------------------------
Scudder Money Market Portfolio                        0.50%
--------------------------------------------------------------------------------
Scudder Small Cap Growth Portfolio                    0.65%
--------------------------------------------------------------------------------
Scudder Technology Growth Portfolio                   0.75%
--------------------------------------------------------------------------------
Scudder Total Return Portfolio                        0.55%
--------------------------------------------------------------------------------
SVS Dreman Small Cap Value Portfolio                  0.75%
--------------------------------------------------------------------------------

Portfolio Subadvisor

Subadvisor for SVS Dreman Small Cap Value Portfolio

Dreman Value Management L.L.C., 520 East Cooper Avenue, Aspen, Colorado, is the subadvisor to SVS Dreman Small Cap Value Portfolio and receives a fee for its services from DeIM. Founded in 1977, Dreman Value Management L.L.C. currently manages over $10.2 billion in assets. DeIM pays a fee to Dreman Value Management L.L.C. for acting as subadvisor to the portfolio.

Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.

Policies about transactions

The information in this prospectus applies to Class B shares of each portfolio. Class B shares are offered at net asset value and are subject to a 12b-1 fee. Each portfolio has another class of shares which is offered separately.

Technically, the shareholders of Scudder Variable Series II (which includes the portfolios just described) are the participating insurance companies (the "insurance companies") that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies effectively pass through the ownership of portfolio shares to their contract owners and some may pass through voting rights as well. The portfolios do not sell shares directly to the public. The portfolios sell shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to a portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolios, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of a portfolio, while similar to those of a Retail Fund, may not be identical. Retail Funds may be smaller or larger than a portfolio and have different expense ratios than the portfolios. As a result, the performance of a portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract owners in that portfolio.

The portfolios have a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. What this means to you: When an insurance company opens an account, the portfolios will ask for its name, address and other information that will allow a portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, a portfolio might request additional information (for instance, a portfolio would ask for documents such as the insurance company's articles of incorporation) to help a portfolio verify the insurance company's identity.

A portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

Since Scudder Money Market Portfolio will be investing in instruments that normally require immediate payment in Federal funds (monies credited to a bank's account with its regional Federal Reserve Bank), that portfolio has adopted certain procedures for the convenience of its shareholders and to ensure that Money Market Portfolio receives investable funds.

A portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced the advisor's recommendation of a portfolio.

Buying and Selling Shares

Each portfolio is open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolios continuously sell shares to each insurance company, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed with the insurance company. The insurance company offers contract owners units in its separate accounts which directly correspond to shares in a portfolio. Each insurance company submits purchase and redemption orders to a portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.

Important information about buying and selling shares

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day a portfolio is open for business.

o Unless otherwise instructed, a portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The portfolios do not issue share certificates.

o The portfolios reserve the right to reject purchases of shares for any reason.

o The portfolios reserve the right to withdraw or suspend the offering of shares at any time.

o The portfolios reserve the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolios may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of a portfolio, they are deemed to be in a portfolio's best interest or when a portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolios may close and liquidate an account if a portfolio is unable to verify provided information, or for other reasons; if a portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o Market timing -- the frequent trading of portfolio shares designed to take advantage of short-term market movements -- can harm a portfolio and its shareholders. The portfolios and their agents may reject or limit purchase orders when there appears to be a pattern of market timing or other frequent purchases and sales. Because the portfolios' shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, a portfolio generally has little or no access to the records of individual contract holders. The portfolios are dependent on the ability of these separate accounts to limit market timing and excessive trading of portfolio shares. The portfolios are working with separate accounts to assess and improve controls against inappropriate trading. There can be no assurance that market timing in the portfolios' shares will not occur.

o A contract owner's purchase order may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of a portfolio's shareholders.

o Currently, the Board of Trustees of Scudder Variable Series II does not foresee any disadvantages to contract owners arising from the fact that the interests of contract owners may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How to receive account information

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company has different provisions about how and when their contract owners may buy and sell portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to a portfolio. Contract owners should contact their insurance company to effect transactions in a portfolio.

How the Portfolios Calculate Share Price

To calculate net asset value per share or NAV, each portfolio uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                  ---------------------------------        =  NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares for each portfolio is also the NAV.

For Scudder Money Market Portfolio, the share price, or NAV, is normally $1.00 calculated using amortized cost value (the method used by most money market funds).

Except with Scudder Money Market Portfolio, we typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security sale.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.

Distributions

Scudder Money Market Portfolio intends to declare its net investment income as a dividend daily and distribute dividends monthly. All other portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolios unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.

Taxes

Each portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the portfolios' distributor.

Scudder Variable Series II has adopted a 12b-1 plan for all Class B shares. Under the plan, Scudder Variable Series II may make quarterly payments to the distributor for distribution and shareholder servicing related expenses incurred or paid by the distributor or a participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares during that quarterly period. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 778-1482, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each portfolio, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
(800) 778-1482                               (202) 942-8090

                                             www.sec.gov




                                             SEC File #
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Scudder Variable Series II                   811-5002
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(05/01/04) 2b-Pref